                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                10020
         (Address of principal executive offices)            (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended March 31, 2007

Total Return for the 6 Months Ended March 31, 2007

Class A	Class B	Class C	Class D	Russell 1000® Value Index[1]	S&P 500® Index[2]	Lipper Large-Cap Value Funds Index[3]
6.96%	6.61%	6.60%	7.14%	9.34%	7.38%	7.82%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Following a turbulent May and June, the broad stock market resumed its forward progress in the second half of 2006. For most of the reporting period, stocks posted decent gains as investors grew more comfortable with the pace of economic moderation. Inflation levels seemed to be under control but remained slightly above the Federal Open Market Committee’s (the ‘‘Fed’’) acceptable range. Retreating energy prices gave consumers some relief at the gas pump, which helped bolster retail sales despite a declining housing market. On the corporate front, global merger and acquisition activity continued to fuel positive sentiment for stocks.

However, the market faced a significant downturn in late February 2007. A sharp sell-off in China’s equity market rippled through the global markets. Further exacerbating recessionary fears in the U.S. were problems in the subprime mortgage market and former Fed Chairman Alan Greenspan’s comments about the U.S. economy’s potential for recession later in the year. Market conditions stabilized in March, but the market did not return to its February high by the end of the reporting period.

Performance Analysis

Morgan Stanley Value Fund underperformed the Russell 1000® Value Index, the S&P 500® Index and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges.

The Fund’s underperformance during the period was driven mainly by underweights in the energy and utilities sectors. The energy sector has performed very well for the past two years amid high commodity prices, but expensive valuations, in our view, have kept the Fund from investing meaningfully in energy stocks. A lack of exposure to electric utilities stocks, which performed very well during the period on a merger and acquisition announcement, detracted from returns. As with energy stocks, our concerns about what we believe to be lofty valuations among many utilities stocks have resulted in their meager representation within the Fund.

Nonetheless, the negative impact of these areas was partially offset by a positive contribution from the consumer discretionary sector during the period. Within the consumer discretionary sector, several of the Fund’s holdings in the media industry, especially cable television providers, saw improved performance after a multi-year slump.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Citigroup, Inc.	3.7%
Bank of America Corp.	3.7
International Paper Co.	3.4
Verizon Communications, Inc.	3.1
Bristol-Myers Squibb Co.	3.0
Wachovia Corp.	2.5
Du Pont (E.I.) de Nemours & Co.	2.5
Alcoa, Inc.	2.4
Freddie Mac	2.4
Wal-Mart Stores, Inc.	2.4

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	17.0%
Major Banks	11.0
Major Telecommunications	5.2
Media Conglomerates	5.2
Financial Conglomerates	4.9

Data as of March 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 65 percent of its assets in common stock that the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., believes is undervalued and currently is not being recognized within the marketplace. In deciding which securities to buy, hold or sell, the Investment Adviser begins with a universe of companies that have attributes that may qualify them as value companies. The Investment Adviser then screens these companies for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Investment Adviser evaluates the companies relative to competitive and market conditions within each industry. The Investment Adviser then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2007

	Class A Shares* (since 11/25/98)		Class B Shares** (since 11/25/98)		Class C Shares† (since 11/25/98)		Class D Shares†† (since 11/25/98)
Symbol	VLUAX		VLUBX		VLUCX		VLUDX
1 Year	14.27%	[4]	13.42%	[4]	13.41%	[4]	14.52%	[4]
	8.27	[5]	8.42	[5]	12.41	[5]	—
5 Years	6.82	[4]	6.02	[4]	6.06	[4]	7.10	[4]
	5.67	[5]	5.70	[5]	6.06	[5]	—
Since Inception	6.22	[4]	5.60	[4]	5.44	[4]	6.49	[4]
	5.53	[5]	5.60	[5]	5.44	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Value Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/06 – 03/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/01/06	03/31/07	10/01/06 – 03/31/07
Class A
Actual (6.96% return)	$1,000.00	$1,069.60	$5.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.95	$5.04
Class B
Actual (6.61% return)	$1,000.00	$1,066.10	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.11	$8.90
Class C
Actual (6.60% return)	$1,000.00	$1,066.00	$8.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.70
Class D
Actual (7.14% return)	$1,000.00	$1,071.40	$3.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.09	$3.88

*	Expenses are equal to the Fund’s annualized expense ratios of 1.00%, 1.77%, 1.73% and 0.77% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.0%)
	Aerospace & Defense (0.1%)
2,900	L-3 Communications Holdings, Inc.	$253,663
	Airlines (0.4%)
71,600	Southwest Airlines Co.	1,052,520
	Aluminum (2.4%)
213,200	Alcoa, Inc.	7,227,480
	Beverages: Alcoholic (0.7%)
38,740	Anheuser-Busch Companies, Inc.	1,954,820
	Beverages: Non-Alcoholic (2.3%)
144,300	Coca-Cola Co. (The)	6,926,400
	Broadcasting (0.6%)
51,199	Clear Channel Communications, Inc.	1,794,013
	Cable/Satellite TV (2.2%)
248,650	Comcast Corp. (Class A)*	6,452,467
	Catalog/Specialty Distribution (1.0%)
121,750	Liberty Media Corp – Interactive (Series A)*	2,900,085
	Chemicals: Major Diversified (3.2%)
148,000	Du Pont (E.I.) de Nemours & Co.	7,315,640
43,000	Rohm & Haas Co.	2,223,960
		9,539,600
	Computer Communications (0.3%)
35,100	Cisco Systems, Inc.*	896,103
	Computer Processing Hardware (1.5%)
141,900	Dell Inc.*	3,293,499
29,000	Hewlett-Packard Co.	1,164,060
		4,457,559
	Data Processing Services (0.7%)
33,600	First Data Corp.	903,840
48,000	Western Union Co.	1,053,600
		1,957,440
	Discount Stores (2.4%)
150,200	Wal-Mart Stores, Inc.	$7,051,890
	Drugstore Chains (1.3%)
113,200	CVS/Caremark Corp.	3,864,648
	Electric Utilities (0.2%)
15,100	American Electric Power Co., Inc.	736,125
	Electronic Components (0.2%)
64,700	Flextronics International Ltd. (Singapore)*	707,818
	Electronic Production Equipment (0.3%)
17,300	KLA-Tencor Corp.	922,436
	Finance/Rental/Leasing (2.9%)
27,700	Fannie Mae	1,511,866
121,000	Freddie Mac	7,198,290
		8,710,156
	Financial Conglomerates (4.9%)
214,100	Citigroup, Inc.	10,991,894
73,200	JPMorgan Chase & Co.	3,541,416
		14,533,310
	Food: Major Diversified (3.4%)
129,400	Kraft Foods Inc. (Class A)	4,096,804
205,500	Unilever N.V. (NY Registered Shares) (Netherlands)	6,004,710
		10,101,514
	Food: Specialty/Candy (1.7%)
99,700	Cadbury Schweppes PLC (ADR) (United Kingdom)	5,121,589
	Home Improvement Chains (0.7%)
27,500	Home Depot, Inc. (The)	1,010,350
30,900	Lowe’s Companies, Inc.	973,041
		1,983,391
	Household/Personal Care (1.9%)
82,800	Kimberly-Clark Corp.	5,670,972
	Industrial Conglomerates (1.0%)
87,400	General Electric Co.	3,090,464

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services (0.7%)
23,600	International Business Machines Corp.	$2,224,536
	Investment Banks/Brokers (1.0%)
37,200	Merrill Lynch & Co., Inc.	3,038,124
	Life/Health Insurance (2.2%)
31,600	AFLAC, Inc.	1,487,096
27,800	Genworth Financial Inc. (Class A)	971,332
36,700	MetLife, Inc.	2,317,605
28,400	Torchmark Corp.	1,862,756
		6,638,789
	Major Banks (11.0%)
214,700	Bank of America Corp.	10,953,994
94,000	Bank of New York Co., Inc. (The)	3,811,700
12,200	Barclays PLC (ADR) (United Kingdom)	694,668
38,500	PNC Financial Services Group	2,770,845
11,300	SunTrust Banks, Inc.	938,352
41,400	U.S. Bancorp	1,447,758
133,446	Wachovia Corp.	7,346,202
142,500	Wells Fargo & Co.	4,906,275
		32,869,794
	Major Telecommunications (5.2%)
133,100	AT&T Inc.	5,248,133
62,800	Sprint Nextel Corp.	1,190,688
242,500	Verizon Communications, Inc.	9,195,600
		15,634,421
	Media Conglomerates (5.2%)
7,800	Disney (Walt) Co. (The)	268,554
126,100	News Corp. (Class B)	3,085,667
293,300	Time Warner, Inc.	5,783,876
150,900	Viacom, Inc. (Class B)*	6,203,499
		15,341,596
	Medical Distributors (0.9%)
38,000	Cardinal Health, Inc.	2,772,100
	Medical Specialties (0.7%)
147,900	Boston Scientific Corp.*	$2,150,466
	Movies/Entertainment (0.9%)
24,350	Liberty Media Corp. – Capital (Series A)*	2,692,867
	Multi-Line Insurance (1.3%)
41,500	American International Group, Inc.	2,789,630
11,200	Hartford Financial Services Group, Inc. (The)	1,070,496
		3,860,126
	Packaged Software (0.9%)
40,500	McAfee Inc.*	1,177,740
53,800	Microsoft Corp.	1,499,406
		2,677,146
	Pharmaceuticals: Major (17.0%)
74,400	Abbott Laboratories	4,151,520
322,600	Bristol-Myers Squibb Co.	8,955,376
103,300	Eli Lilly & Co.	5,548,243
126,500	GlaxoSmithKline PLC (ADR) (United Kingdom)	6,990,390
184,300	Pfizer, Inc.	4,655,418
54,500	Roche Holdings Ltd. (ADR) (Switzerland)	4,834,150
54,700	Sanofi-Aventis (ADR) (France)	2,379,997
244,800	Schering-Plough Corp.	6,244,848
135,400	Wyeth	6,774,062
		50,534,004
	Property – Casualty Insurers (3.5%)
800	Berkshire Hathaway Inc. (Class B)*	2,912,000
107,880	Chubb Corp. (The)	5,574,160
40,225	Travelers Companies, Inc. (The)	2,082,448
		10,568,608
	Publishing: Newspapers (0.4%)
22,000	Gannett Co., Inc.	1,238,380

See Notes to Financial Statements

Morgan Stanley Value Fund

Portfolio of Investments March 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pulp & Paper (3.4%)
276,442	International Paper Co.	$10,062,489
	Semiconductors (1.4%)
139,100	Intel Corp.	2,660,983
49,100	Texas Instruments Inc.	1,477,910
		4,138,893
	Telecommunication Equipment (0.3%)
25,500	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	945,795
	Tobacco (1.7%)
56,700	Altria Group, Inc.	4,978,827
	Total Common Stocks (Cost $230,233,127)	280,273,424

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (5.7%)
	Repurchase Agreement
$16,888	Joint repurchase agreement account 5.330% due 04/02/07 (dated 03/30/07; proceeds $16,895,501) (a) (Cost $16,888,000)	$16,888,000

Total Investments (Cost $247,121,127) (b)	99.7%	297,161,424
Other Assets in Excess of Liabilities	0.3	852,820
Net Assets	100.0%	$298,014,244

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $55,844,725 and the aggregate gross unrealized depreciation is $5,804,428, resulting in net unrealized appreciation of $50,040,297.

See Notes to Financial Statements

Morgan Stanley Value Fund

Summary of Investments March 31, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$50,534,004	17.0%
Major Banks	32,869,794	11.1
Repurchase Agreement	16,888,000	5.7
Major Telecommunications	15,634,421	5.3
Media Conglomerates	15,341,596	5.2
Financial Conglomerates	14,533,310	4.9
Property – Casualty Insurers	10,568,608	3.6
Food: Major Diversified	10,101,514	3.4
Pulp & Paper	10,062,489	3.4
Chemicals: Major Diversified	9,539,600	3.2
Finance/Rental/Leasing	8,710,156	2.9
Aluminum	7,227,480	2.4
Discount Stores	7,051,890	2.4
Beverages: Non-Alcoholic	6,926,400	2.3
Life/Health Insurance	6,638,789	2.2
Cable/Satellite TV	6,452,467	2.2
Household/Personal Care	5,670,972	1.9
Food: Specialty/Candy	5,121,589	1.7
Tobacco	4,978,827	1.7
Computer Processing Hardware	4,457,559	1.5
Semiconductors	4,138,893	1.4
Drugstore Chains	3,864,648	1.3
Multi-Line Insurance	3,860,126	1.3
Industrial Conglomerates	$3,090,464	1.0%
Investment Banks/Brokers	3,038,124	1.0
Catalog/Specialty Distribution	2,900,085	1.0
Medical Distributors	2,772,100	0.9
Movies/Entertainment	2,692,867	0.9
Packaged Software	2,677,146	0.9
Information Technology Services	2,224,536	0.7
Medical Specialties	2,150,466	0.7
Home Improvement Chains	1,983,391	0.7
Data Processing Services	1,957,440	0.7
Beverages: Alcoholic	1,954,820	0.7
Broadcasting	1,794,013	0.6
Publishing: Newspapers	1,238,380	0.4
Airlines	1,052,520	0.4
Telecommunication Equipment	945,795	0.3
Electronic Production Equipment	922,436	0.3
Computer Communications	896,103	0.3
Electric Utilities	736,125	0.2
Electronic Components	707,818	0.2
Aerospace & Defense	253,663	0.1
	$297,161,424	100.0%

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $247,121,127)	$297,161,424
Receivable for:
Investments sold	1,778,193
Dividends	438,529
Shares of beneficial interest sold	27,636
Foreign withholding taxes reclaimed	17,395
Interest	5,001
Prepaid expenses and other assets	44,591
Total Assets	299,472,769
Liabilities:
Payable for:
Investments purchased	658,868
Shares of beneficial interest redeemed	414,403
Distribution fee	175,817
Investment advisory fee	105,838
Administration fee	20,159
Transfer agent fee	15,789
Accrued expenses and other payables	67,651
Total Liabilities	1,458,525
Net Assets	$298,014,244
Composition of Net Assets:
Paid-in-capital	$238,787,956
Net unrealized appreciation	50,040,297
Accumulated undistributed net investment income	1,247,836
Accumulated undistributed net realized gain	7,938,155
Net Assets	$298,014,244
Class A Shares:
Net Assets	$106,325,707
Shares Outstanding (unlimited authorized, $.01 par value)	7,039,496
Net Asset Value Per Share	$15.10
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$15.94
Class B Shares:
Net Assets	$158,386,211
Shares Outstanding (unlimited authorized, $.01 par value)	10,811,218
Net Asset Value Per Share	$14.65
Class C Shares:
Net Assets	$21,485,747
Shares Outstanding (unlimited authorized, $.01 par value)	1,469,452
Net Asset Value Per Share	$14.62
Class D Shares:
Net Assets	$11,816,579
Shares Outstanding (unlimited authorized, $.01 par value)	771,810
Net Asset Value Per Share	$15.31

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $34,638 foreign withholding tax)	$3,491,455
Interest	559,014
Total Income	4,050,469
Expenses
Distribution fee (Class A shares)	108,935
Distribution fee (Class B shares)	892,105
Distribution fee (Class C shares)	105,975
Investment advisory fee	643,448
Transfer agent fees and expenses	241,477
Administration fee	122,562
Shareholder reports and notices	93,728
Professional fees	33,094
Custodian fees	13,815
Registration fees	10,275
Trustees’ fees and expenses	2,788
Other	14,639
Total Expenses	2,282,841
Less: expense offset	(1,359)
Net Expenses	2,281,482
Net Investment Income	1,768,987
Net Realized and Unrealized Gain:
Net realized gain	11,034,799
Net change in unrealized appreciation	7,368,726
Net Gain	18,403,525
Net Increase	$20,172,512

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2007	FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,768,987	$3,926,030
Net realized gain	11,034,799	33,437,691
Net change in unrealized appreciation	7,368,726	5,990,815
Net Increase	20,172,512	43,354,536
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,556,421)	(1,480,914)
Class B shares	(1,238,181)	(2,682,519)
Class C shares	(195,802)	(279,290)
Class D shares	(209,600)	(357,291)
Net realized gain
Class A shares	(3,341,067)	—
Class B shares	(6,292,790)	—
Class C shares	(781,928)	—
Class D shares	(401,036)	—
Total Dividends and Distributions	(14,016,825)	(4,800,014)
Net decrease from transactions in shares of beneficial interest	(14,664,250)	(155,295,056)
Net Decrease	(8,508,563)	(116,740,534)
Net Assets:
Beginning of period	306,522,807	423,263,341
End of Period (Including accumulated undistributed net investment income of $1,247,836 and $2,678,853, respectively)	$298,014,244	$306,522,807

See Notes to Financial Statements

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Value Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited) continued

adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited) continued

determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.37% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.32% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.27% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

For the period November 18, 2005 through November 17, 2006, the Investment Adviser had agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s advisory fees, and the Administrator had agreed to waive the Fund’s administrative fees, to the extent such operating expenses on an annualized basis exceed 0.75% of the average daily net assets of the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,293,492 at March 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.96%, respectively.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited) continued

The Distributor has informed the Fund that for the six months ended March 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $897, $131,411 and $718, respectively and received $19,589 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2007, aggregated $23,899,865 and $50,952,382, respectively.

For the year six months ended March 31, 2007, the Fund incurred brokerage commissions of $1,619 with Morgan Stanley & Co., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	543,151	$8,266,239	444,791	$6,192,647
Conversion from Class B	1,867,895	28,316,601	927,909	12,924,224
Reinvestment of dividends and distributions	291,737	4,361,471	95,731	1,303,852
Redeemed	(850,508)	(12,889,610)	(1,825,145)	(25,244,513)
Net increase (decrease) – Class A	1,852,275	28,054,701	(356,714)	(4,823,790)
CLASS B SHARES
Sold	351,913	5,181,184	442,594	5,918,933
Conversion to Class A	(1,931,188)	(28,316,601)	(958,162)	(12,924,224)
Reinvestment of dividends and distributions	449,345	6,528,987	180,304	2,387,231
Redeemed	(1,715,568)	(25,166,546)	(5,496,674)	(73,423,510)
Net decrease – Class B	(2,845,498)	(41,772,976)	(5,831,938)	(78,041,570)
CLASS C SHARES
Sold	60,799	892,715	102,042	1,373,757
Reinvestment of dividends and distributions	62,137	900,995	19,947	263,903
Redeemed	(177,666)	(2,608,546)	(514,122)	(6,808,545)
Net decrease – Class C	(54,730)	(814,836)	(392,133)	(5,170,885)
CLASS D SHARES
Sold	15,923	243,925	104,304	1,438,481
Reinvestment of dividends and distributions	31,308	474,005	15,223	209,776
Redeemed	(55,206)	(849,069)	(4,980,467)	(68,907,068)
Net decrease – Class D	(7,975)	(131,139)	(4,860,940)	(67,258,811)
Net decrease in Fund	(1,055,928)	$(14,664,250)	(11,441,725)	$(155,295,056)

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet

Morgan Stanley Value Fund

Notes to Financial Statements March 31, 2007 (unaudited) continued

before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Value Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006		2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.85		$13.27		$12.23	$10.10	$7.86	$10.74
Income (loss) from investment operations:
Net investment income‡	0.12		0.23		0.19	0.12	0.07	0.04
Net realized and unrealized gain (loss)	0.91		1.63		1.00	2.10	2.17	(2.92)
Total income (loss) from investment operations	1.03		1.86		1.19	2.22	2.24	(2.88)
Less dividends and distributions from:
Net investment income	(0.25)		(0.28)		(0.15)	(0.09)	—	—
Net realized gain	(0.53)		—		—	—	—	—
Total dividends and distributions	(0.78)		(0.28)		(0.15)	(0.09)	—	—
Net asset value, end of period	$15.10		$14.85		$13.27	$12.23	$10.10	$7.86
Total Return†	6.96	%(1)	14.20%		9.71%	22.06%	28.50%	(26.82)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.00	%(2)	1.00	%(4)	0.97%	1.28%	1.53%	1.42%
Net investment income	1.64	%(2)	1.69	%(4)	1.50%	1.06%	0.78%	0.36%
Supplemental Data:
Net assets, end of period, in thousands	$106,326		$77,032		$73,559	$16,621	$12,972	$11,396
Portfolio turnover rate	8	%(1)	13%		31%	83%	61%	56%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 1.01% and 1.68%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006		2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.34		$12.79		$11.80	$9.74	$7.64	$10.52
Income (loss) from investment operations:
Net investment income (loss)‡	0.06		0.12		0.09	0.03	0.00	(0.04)
Net realized and unrealized gain (loss)	0.88		1.58		0.95	2.03	2.10	(2.84)
Total income (loss) from investment operations	0.94		1.70		1.04	2.06	2.10	(2.88)
Less dividends and distributions from:
Net investment income	(0.10)		(0.15)		(0.05)	—	—	—
Net realized gain	(0.53)		—		—	—	—	—
Total dividends and distributions	(0.63)		(0.15)		(0.05)	—	—	—
Net asset value, end of period	$14.65		$14.34		$12.79	$11.80	$9.74	$7.64
Total Return†	6.61	%(1)	13.37%		8.85%	21.15%	27.49%	(27.38)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.77	%(2)	1.75	%(4)	1.72%	2.03%	2.28%	2.18%
Net investment income (loss)	0.87	%(2)	0.94	%(4)	0.75%	0.31%	0.03%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$158,386		$195,893		$249,346	$334,125	$304,486	$321,210
Portfolio turnover rate	8	%(1)	13%		31%	83%	61%	56%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 1.76% and 0.93%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006		2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.34		$12.80		$11.81	$9.75	$7.64	$10.52
Income (loss) from investment operations:
Net investment income (loss)‡	0.07		0.13		0.10	0.04	0.01	(0.04)
Net realized and unrealized gain (loss)	0.87		1.57		0.95	2.02	2.10	(2.84)
Total income (loss) from investment operations	0.94		1.70		1.05	2.06	2.11	(2.88)
Less dividends and distributions from:
Net investment income	(0.13)		(0.16)		(0.06)	—	—	—
Net realized gain	(0.53)		—		—	—	—	—
Total dividends and distributions	(0.66)		(0.16)		(0.06)	—	—	—
Net asset value, end of period	$14.62		$14.34		$12.80	$11.81*	$9.75	$7.64
Total Return†	6.60	%(1)	13.38%		8.93%	21.15%	27.62%	(27.38)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.73	%(2)	1.72	%(4)	1.71%	2.00%	2.21%	2.18%
Net investment income (loss)	0.91	%(2)	0.97	%(4)	0.76%	0.34%	0.10%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$21,486		$21,859		$24,526	$26,297	$22,068	$21,688
Portfolio turnover rate	8	%(1)	13%		31%	83%	61%	56%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
*	Includes the effect of dividends from net investment income of $0.002 per share.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 1.73% and 0.96%, respectively.

See Notes to Financial Statements

Morgan Stanley Value Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2007		FOR THE YEAR ENDED SEPTEMBER 30,
			2006		2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.05		$13.44		$12.39	$10.23	$7.94	$10.83
Income (loss) from investment operations:
Net investment income‡	0.14		0.29		0.23	0.16	0.09	0.06
Net realized and unrealized gain (loss)	0.93		1.63		0.99	2.12	2.20	(2.95)
Total income (loss) from investment operations	1.07		1.92		1.22	2.28	2.29	(2.89)
Less dividends and distributions from:
Net investment income	(0.28)		(0.31)		(0.17)	(0.12)	—	—
Net realized gain	(0.53)		—		—	—	—	—
Total dividends and distributions	(0.81)		(0.31)		(0.17)	(0.12)	—	—
Net asset value, end of period	$15.31		$15.05		$13.44	$12.39	$10.23	$7.94
Total Return†	7.14	%(1)	14.47%		9.91%	22.42%	28.84%	(26.69)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.77	%(2)	0.75	%(4)	0.72%	1.03%	1.28%	1.18%
Net investment income	1.87	%(2)	1.94	%(4)	1.75%	1.31%	1.03%	0.60%
Supplemental Data:
Net assets, end of period, in thousands	$11,816		$11,739		$75,832	$68,870	$45,204	$25,424
Portfolio turnover rate	8	%(1)	13%		31%	83%	61%	56%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been 0.76% and 1.93%, respectively.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

VLUSAR-IU07-01020P-Y03/07	MORGAN STANLEY FUNDS
Morgan Stanley Value Fund Semiannual Report March 31, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that
occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

     Date: May 22, 2007
                                          /s/ Ronald E. Robison
                                          Ronald E. Robison
                                          Principal Executive Officer

                                       5

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Value Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

     a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       6

     a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

     Date: May 22, 2007
                                        /s/ Francis Smith
                                        Francis Smith
                                        Principal Financial  Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                          /s/ Ronald E. Robison
                                            ---------------------------
                                            Ronald E. Robison
                                            Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Value Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 22, 2007                            /s/ Francis Smith
                                              ----------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Value Fund and will be retained by Morgan Stanley
Value Fund and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9